Income taxes - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax (recovery) expense	$ (53)	$ 642
Deferred tax (recovery) expense	389	(33)
Total tax expense (income)	336	609
Income tax payable	$ 66	$ 412